Trade payables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureTradePayablesLineItems [Line Items]
Trade payables	$ 5,483	$ 6,859
Trade payables	5,483	6,859
Third Parties In Brazil [Member]
DisclosureTradePayablesLineItems [Line Items]
Trade payables	3,556	2,828
Trade payables	3,556	2,828
Third Parties Abroad [Member]
DisclosureTradePayablesLineItems [Line Items]
Trade payables	1,861	3,603
Trade payables	1,861	3,603
Related parties [member]
DisclosureTradePayablesLineItems [Line Items]
Trade payables	66	428
Trade payables	$ 66	$ 428